RELATED PARTY TRANSACTIONS AND BALANCES (Trade Related Balances to Payables and Pre-Collected Amounts) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due to related parties	$ 6,321,062	$ 9,120,781
Trade Related Balances [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	5,404,989	4,424,706
Trade Related Balances [Member] | Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	0	111,013
Trade Related Balances [Member] | China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	407,627	522,763
Trade Related Balances [Member] | CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	132,739	140,865
Trade Related Balances [Member] | CEEG (Jiangsu) Insulated New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	57,330	1,442,674
Trade Related Balances [Member] | CEEG (HK) Limited Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	47,029	47,029
Trade Related Balances [Member] | Jiangsu Xinde Minyong Photovoltaic System Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	0	63,736
Trade Related Balances [Member] | Ceeg Nanjing Solar Research Institute [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	2,621,211	1,923,774
Trade Related Balances [Member] | Ceeg Korea Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	26,536	0
Trade Related Balances [Member] | VIETNAM SUNERGY COMPANY [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	110,580	0
Trade Related Balances [Member] | Ceeg Xinde Shanghai New Energy Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	4,084	0
Trade Related Balances [Member] | CEEG Nanjing Trandmission and Distribution Equioment Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,325,182	0
Trade Related Balances [Member] | CEEG Nanjing Solar Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	7,535	0
Trade Related Balances [Member] | CEEG Nanjing Electricity Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	455,333	0
Trade Related Balances [Member] | CEEG Jinagsu Electricity Design Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	4,187	0
Trade Related Balances [Member] | Ceeg Holding Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	42,735	0
Trade Related Balances [Member] | CEEG Nanjing Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 162,881	$ 172,852